Notes Payable and Long-Term Debt - Summary of long-term debt (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Dec. 04, 2015	Aug. 29, 2014	Sep. 27, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes Payable and Long Term Debt
Total long-term debt at face value				$ 517	$ 523
Current maturities of long-term debt and unamortized discount				(18)	(5)
Long-term debt, less current maturities and unamortized discount				499	518
Payments of long-term debt				5		$ 91
Credit Agreement
Notes Payable and Long Term Debt
Payments of long-term debt		$ 86
Credit Agreement | Interest expense
Notes Payable and Long Term Debt
Fee for early payment			$ 4
Term loan due 2022
Notes Payable and Long Term Debt
Total long-term debt at face value				$ 497	$ 500
Face amount	$ 500
Proceeds from issuance of debt	499
Discount	$ 1
Effective interest rate (as a percent)				2.40%
Adjusted leverage ratio, maximum	50.00%
Minimum net worth base requirement	$ 2,000
Percentage of consolidated net income added to net worth base amount	25.00%
Maximum dividends per year	$ 25
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth, maximum	15.00%
Term loan due 2022 | Federal Funds Effective Rate
Notes Payable and Long Term Debt
Basis spread on variable rate (as a percent)	0.50%
Term loan due 2022 | LIBOR
Notes Payable and Long Term Debt
Basis spread on variable rate (as a percent)	1.00%				1.90%
Variable rate basis				one month
Foreign subsidiary obligations due 2018 through 2023
Notes Payable and Long Term Debt
Total long-term debt at face value				$ 20	$ 23